Simple Agreement for Future Equity (“SAFE”) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Dec. 30, 2022	Jun. 30, 2022	Jan. 06, 2022	Jan. 05, 2022
Simple Agreement for Future Equity Safe [Abstract]
Signed amount	$ 1,500,000
Amount received			$ 500,000	$ 500,000	$ 1,000,000
Equity financing	$ 20,000,000
Converted shares (in Shares)		262,260
Purchase price per share (in Dollars per share)		$ 12.1
Total purchase price		$ 3,173,346